Restructuring Charges - Additional Information (Details)	1 Months Ended		2 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Apr. 30, 2019 USD ($) employee	Jun. 30, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 1,100,000		$ 1,099,000
Number of employees terminated | employee		49
Percent of workforce terminated		50.00%
Payments for restructuring								819,000
Employee separation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 500,000						1,008,000
Asset disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges		100,000						$ 91,000
2019 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 600,000			$ 0	$ 0
Number of employees terminated | item			2
Reversal of share-based compensation expense		$ 800,000
Consulting agreement term			12 months
Severance amounts granted			$ 0
Payments for restructuring							$ 600,000
Stock-based compensation expense			$ 700,000